RELATED PARTY TRANSACTIONS - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 36	$ 3,365
David M. Cole, President and CEO
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	12	1,501
Christina Cepeliauskas, CFO
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	0	238
Jan Steiert, Chief Legal Officer
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	0	239
Directors
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 24	$ 1,387